Earnings Per Share	6 Months Ended
Jun. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

7. Earnings Per Ordinary Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per ordinary share computations for the three- and six-month ended June 30, 2013 and 2012:

	For the three months ended June 30,		For the six months ended June 30,

	2013	2012	2013	2012
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$262,524	$289,337	$488,023	$659,835
less:
Dividend preference on Preference shares	-	25	-	51
Income available to all classes of shares	$262,524	$289,312	$488,023	$659,784

Denominators:
Weighted average number of:
Ordinary shares outstanding	302,409,369	300,415,725	302,590,288	300,310,425
Preference shares outstanding	3,842,900	3,966,600	3,907,756	3,966,301
Total weighted average shares outstanding	306,252,269	304,382,325	306,498,044	304,276,726
Potentially dilutive Ordinary shares	1,362,863	2,405,628	1,247,741	2,372,829
Potentially dilutive Preference shares	-	18,019	-	18,145
Total weighted average Ordinary shares outstanding assuming dilution	303,772,232	302,821,353	303,838,029	302,683,254
Total weighted average Preference shares outstanding assuming dilution	3,842,900	3,984,619	3,907,756	3,984,446

Basic income per Ordinary share	$0.86	$0.95	$1.59	$2.17
Fully diluted income per Ordinary share	$0.85	$0.94	$1.59	$2.15

On May 16, 2013, the Company held its Annual General Meeting and a separate Preference Shareholder Meeting during which resolutions on the conversion of the preference shares to ordinary shares were passed. The preference share conversion was affected on June 28, 2013 with 3,975,533 preference shares in the amount of €3,976 ($4,465) converted on a 1:1 basis to ordinary shares. In addition, 32,006 options associated with the preference shares were converted for options associated with ordinary shares.

On July 5, 2013, the Company received a €27,000 ($35,316) premium from the largest preference shareholder for the conversion of their preference shares to ordinary shares. At June 30, 2013, this amount was recorded as a short-term receivable with a corresponding increase recorded in equity.

Additionally, the Company announced the share buy-back program. The Company intends to repurchase ordinary shares in an aggregate value of up to €385,000 (approximately $500,000). This program is expected to run into the third quarter of 2013. At June 30, 2013, 3,580,807 shares were repurchased in the amount of €189,876 ($248,889). These shares are restricted treasury stock which means there are no associated dividends or voting rights. These treasury shares will be used to serve the sole purposes of either reducing the registered share capital of the Company by cancellation of the acquired shares, or fulfilling employee participation programs of the Company.

The following tabular disclosure provides the shares repurchased during the second quarter of 2013:

Period	Average price paid per share	Average price paid per share(1)	Total number of shares purchased as part of publicly announced plans or programs	Total Value of Shares Repurchased(4)	Total Value of Shares Repurchased(2), (4)	Maximum value of shares that may yet be purchased under plans or programs as of the end of the period(3)
	in €	in $		in €	in $	in €	in $
				in thousands
May 2013	€52.96	$68.48	1,078,255	€57,107	$73,842	€327,910	$426,480
June 2013	€53.05	$69.95	2,502,552	€132,769	$175,047	€195,165	$255,276
Total	€53.03	$69.51	3,580,807	€189,876	$248,889

(1) The dollar value is calculated using the daily exchange rate for the share repurchases made during the month.
(2) The value of the shares repurchased in Dollar is calculated using the total value of the shares purchased in Euro converted using the daily exchange rate for the transactions.
(3) The maximum Dollar value of the shares remaining is calculated using the maximum Euro value of shares that may yet be repurchased converted at the end of the month spot rate.
(4) This amount is inclusive of fees paid in the amount of approximately $53 (€ 41) for services rendered.